Investments (Details 11) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Investments
Impact to realized capital gains (losses) on commercial mortgage loans		$ 0
Minimum percentage of securities received as collateral	102.00%
Collateral held under securities lending	42,540	42,666
Liability to the borrower for collateral	42,534	42,830
CPI CAPs
Investments
Derivative assets included in other assets	5,110	7,027
Loss on derivatives included in earnings	1,917	1,052	2,327
Fixed maturity securities
Investments
Fixed maturities on deposit with various governmental authorities	6,972	6,935
Commercial mortgage loans
Investments
Commercial mortgage loan valuation allowance for losses	(3,646)	(5,381)
Decrease in loan valuation allowance	$ 1,735	$ 7,053
Number of individually impaired commercial mortgage loans	1